Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Cost and Estimated Earnings in Excess of Billings

	As of December 31,
	2020	2021
	RMB	RMB	US$
Contracts costs incurred plus estimated earnings	28,797	—	—
Less: Progress billings	(28,080)	—	—

	717	—	—

Summary of Estimated Useful Lives and Residual Value of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Amortization of Intangible Assets with Finite Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3-5 years
Patents and trademarks	5 years

Summary of Revenue by Customer Incorporation Location
The following table presents revenue by customer incorporation location for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the year ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	US$	%
PRC	109,760	90%	164,153	91%	49,683	7,796	87%
East Asia	—	—	4,550	3%	4,404	691	8%
Europe	5,035	4%	2,388	1%	2,199	345	4%
Other	7,019	6%	9,002	5%	521	82	1%

Total net revenues	121,814	100%	180,093	100%	56,807	8,914	100%